Advances to Suppliers, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024
Advances to Suppliers, Net [Line Items]
Total contract price		$ 676,333
Installment payment percentage		40.00%
Paid to suppliers	$ 11,315	$ 338,166	$ 338,166
Amortization expenses	$ 171,504
5 Working Days [Member]
Advances to Suppliers, Net [Line Items]
Installment payment percentage		50.00%
30 Working Days [Member]
Advances to Suppliers, Net [Line Items]
Installment payment percentage		10.00%